UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		April 29, 2005
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    81

Form 13F Information Table Value Total:   $128,691
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts Inc         COM              00751Y106     5436 107750.000SH      SOLE                35700.000         72050.000
Altria Group, Inc.             COM              02209s103      423 6475.000 SH       SOLE                  275.000          6200.000
American Express Co.           COM              025816109      219 4261.000 SH       SOLE                  861.000          3400.000
Amerigas Partners LP           COM              030975106      234 8025.000 SH       SOLE                  825.000          7200.000
Amgen Inc.                     COM              031162100     1793 30796.000SH       SOLE                10855.000         19941.000
Amsouth Bancorporation         COM              032165102      645 24837.000SH       SOLE                10975.000         13862.000
Anadarko Petroleum Corp.       COM              032511107     5870 77130.000SH       SOLE                31905.000         45225.000
Anheuser Busch Cos., Inc.      COM              035229103     2249 47454.000SH       SOLE                20625.000         26829.000
Avon Products, Inc.            COM              054303102      455 10600.000SH       SOLE                 7200.000          3400.000
BB & T Corp.                   COM              054937107      428 10947.562SH       SOLE                 2450.000          8497.562
Bank of America                COM              060505104      404 9158.476 SH       SOLE                 2777.000          6381.476
Beverly Hills Bancorp.         COM              087866109      261 24350.000SH       SOLE                 4400.000         19950.000
CBL & Assoc. Properties        COM              124830100      297 4150.000 SH       SOLE                 1700.000          2450.000
Calpine Corp.                  COM              131347106       48 17300.000SH       SOLE                                  17300.000
Cell Therapeutics Inc.         COM              150934107       33 9289.000 SH       SOLE                 9289.000
Cerner Corp.                   COM              156782104      738 14050.000SH       SOLE                 7525.000          6525.000
Chesapeake Energy Corp.        COM              165167107     7350 335000.000SH      SOLE               161950.000        173050.000
Citigroup Inc.                 COM              172967101      814 18110.139SH       SOLE                 1882.000         16228.139
Colgate Palmolive Co.          COM              194162103     1750 33542.000SH       SOLE                17400.000         16142.000
Colonial Properties Trust      COM              195872106      252 6550.000 SH       SOLE                 1965.000          4585.000
Commerce Bancorp Inc. NJ       COM              200519106     4657 143440.000SH      SOLE                56650.000         86790.000
DTE Energy Holding Co.         COM              233331107      279 6131.078 SH       SOLE                 1925.000          4206.078
Developers Diversified         COM              251591103      631 15868.297SH       SOLE                 3754.000         12114.297
Devon Energy Corp.             COM              25179m103     2823 59125.000SH       SOLE                24569.000         34556.000
Dixon Oil & Gas                COM              255840209        0 10000.000SH       SOLE                                  10000.000
Duquesne Light Holdings        COM              266233105      190 10625.000SH       SOLE                                  10625.000
Emerson Electric Co.           COM              291011104      248 3820.000 SH       SOLE                 2025.000          1795.000
Enterprise Products Partners L COM              293792107     2577 100268.219SH      SOLE                25787.000         74481.219
Equity Inns Inc.               COM              294703103      768 69600.000SH       SOLE                28125.000         41475.000
Exploration Co. of DE          COM              302133202       81 14100.000SH       SOLE                14100.000
Exxon Mobil Corp.              COM              30231g102      292 4904.000 SH       SOLE                  712.000          4192.000
Fastenal Co.                   COM              311900104     1199 21675.000SH       SOLE                 7675.000         14000.000
First Financial Bankshares     COM              32020R109      286 6407.540 SH       SOLE                  550.000          5857.540
Florida Rock Inds. Inc.        COM              341140101      223 3790.000 SH       SOLE                 2075.000          1715.000
General Electric Co.           COM              369604103     1783 49440.285SH       SOLE                13465.000         35975.285
General Growth Properties      COM              370021107      291 8530.000 SH       SOLE                 1425.000          7105.000
GlaxoSmithkline Plc.           COM              37733w105     1233 26860.000SH       SOLE                15725.000         11135.000
Glimcher Realty Trust          COM              379302102      991 41800.000SH       SOLE                20100.000         21700.000
Health Care Property Investors COM              421915109      340 14500.000SH       SOLE                 1300.000         13200.000
Home Depot, Inc.               COM              437076102      247 6450.000 SH       SOLE                  980.000          5470.000
ITT Educational Services       COM              45068B109     6248 128825.000SH      SOLE                49200.000         79625.000
Int'l Business Machines        COM              459200101      339 3713.000 SH       SOLE                   20.000          3693.000
Intel Corp.                    COM              458140100      277 11945.481SH       SOLE                  600.000         11345.481
Istar Financial Inc.           COM              45031u101      670 16275.000SH       SOLE                 9125.000          7150.000
J. P. Morgan Chase & Co.       COM              46625h100      203 5875.000 SH       SOLE                 1698.000          4177.000
Johnson & Johnson              COM              478160104      834 12418.251SH       SOLE                 2505.000          9913.251
Kinder Morgan Energy Partners  COM              494550106     1987 44158.457SH       SOLE                17485.000         26673.457
Laboratory Corp. of America    COM              50540R409     5754 119375.000SH      SOLE                39000.000         80375.000
Liberty Media Corp. Ser. A     COM              530718105     2765 266630.000SH      SOLE               119943.000        146687.000
Lowes Companies, Inc.          COM              548661107      402 7050.000 SH       SOLE                 1775.000          5275.000
Magellan Midstream Partners LP COM              559080106      593 9720.655 SH       SOLE                  700.000          9020.655
Microsoft Corp.                COM              594918104      439 18144.872SH       SOLE                  945.000         17199.872
Mid America Apartment Communit COM              59522j103      216 5910.041 SH       SOLE                 2875.000          3035.041
Mills Corp.                    COM              601148109      300 5675.000 SH       SOLE                 2725.000          2950.000
Newcastle Investment           COM              65105M108      575 19420.000SH       SOLE                15625.000          3795.000
Northern Border Partns         COM              664785102      438 9075.000 SH       SOLE                  475.000          8600.000
Par Pharmaceuticals Co.        COM              69888P106     3958 118365.000SH      SOLE                41590.000         76775.000
Penn Virginia Corp.            COM              707882106     1377 29990.000SH       SOLE                19550.000         10440.000
Pennsylvania Real Estate       COM              709102107     3264 80953.999SH       SOLE                25982.000         54971.999
Pepsico, Inc.                  COM              713448108      272 5132.000 SH       SOLE                  100.000          5032.000
Pfizer, Inc.                   COM              717081103     6323 240689.724SH      SOLE                96195.000        144494.724
Presidential Life Corp.        COM              740884101      645 39600.000SH       SOLE                14550.000         25050.000
Quest Diagnostics, Inc.        COM              74834L100     6222 59180.000SH       SOLE                21200.000         37980.000
Regions Financial Corp. (new)  COM              758940100      230 7100.000 SH       SOLE                 2992.000          4108.000
Resource America Inc.          COM              761195205     1917 54697.000SH       SOLE                20514.000         34183.000
Salix Pharmaceuticals Ltd.     COM              795435106      369 22400.000SH       SOLE                 7000.000         15400.000
Service Master Co.             COM              81760N109      536 39705.000SH       SOLE                13925.000         25780.000
Shire Pharmaceuticals ADR      COM              82481r106     1017 29665.001SH       SOLE                 9591.000         20074.001
Smurfit-Stone Container Corp.  COM              832727101      604 39075.000SH       SOLE                10100.000         28975.000
Sovereign Bancorp, Inc.        COM              845905108     3180 143514.000SH      SOLE                68350.000         75164.000
St. Paul Travelers Cos., Inc.  COM              792860108      583 15882.000SH       SOLE                 4125.000         11757.000
Steris Corp.                   COM              859152100     1343 53175.000SH       SOLE                22425.000         30750.000
Susquehanna Bancshares, Inc.   COM              869099101      285 11670.000SH       SOLE                 1900.000          9770.000
Symantec                       COM              871503108      284 13325.000SH       SOLE                 2200.000         11125.000
Terex Corp.                    COM              880779103     3161 73010.000SH       SOLE                27400.000         45610.000
Trustco Bank Corp. NY          COM              898349105      214 18650.000SH       SOLE                 6175.000         12475.000
Tyco Int'l. Ltd.               COM              902124106     1928 57029.109SH       SOLE                15465.000         41564.109
Watson Pharmaceuticals         COM              942683103      333 10829.000SH       SOLE                 3694.000          7135.000
WellPoint Health Networks      COM              94973v107     8430 67250.000SH       SOLE                24465.000         42785.000
Wells Fargo & Co.              COM              949746101      239 3990.720 SH       SOLE                 1400.000          2590.720
XTO Energy Inc.                COM              98385x106    11100 337993.235SH      SOLE               126572.295        211420.940